Shareholder Report, Holdings (Details) - C000129443	Jun. 30, 2024
31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	21.10%
78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	20.00%
825252406 | Invesco Treasury Portfolio Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
25160K207 | DWS Government Money Market Series Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
316175108 | Fidelity Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.40%
78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	1.30%
990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	45.40%